UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]: Amendment Number:

	This Amendment (Check only one):  [ ] 	 is a restatement
                                	  [ ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name: 		Prime Capital Management Company Limited
Address: 	Unit 2303,23/F,Low Block, Grand Millennium Plaza,
		181 Queen's Road, Central ,Hong Kong


Form 13F File Number:	  028-14988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Chan To
Title: 		Chief Compliance Officer
Phone: 		852-36025260

Signature, Place and Date of Signing:

           /s/ Chan To				   Hong Kong     	   May 23, 2012
 	      [Signature]			[City, State]			[Date]

Report Type (Check only one):
[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
manager are reported in 	this report.)
[ ]  	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

0
Form 13F Information Table Entry
Total:

9
Form 13F Information Table Value
Total:

$ 154,879
(in thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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FORM 13F INFORMATION TABLE
Quarter Ended December 31, 2011
COLUMN 1	             COLUMN 2	    COLUMN 3   COLUMN 4  COLUMN 5	      COLUMN 6    COLUMN 7   COLUMN 8
---------------              -----------    ---------  --------  -------------------  ----------  --------  -------------------
NAME OF ISSUER	             CLASS TITLE    CUSIP      VALUE 	  SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
                                                       (X$1,000) PRN AMT    PRN CALL   DISCRETION  MANAGERS SOLE   SHARED  NONE
---------------              -----------    ---------  --------- -------------------   ----------  -------- -------------------

TAL ED GROUP	            ADS REPSTG COM  874080104  39,294	  3,941,208  SH		SOLE		    3,941,208
FOCUS MEDIA HLDG LTD	    SPONSORED ADR   34415V109  15,954	  818,562    SH		SOLE		    818,562
GIANT INTERACTIVE GROUP INC ADR	            374511103   5,043	  1,236,049  SH		SOLE		    1,236,049
51JOB INC	            SP ADR REP COM  316827104  15,390	  366,949    SH		SOLE		    366,949
MINDRAY MEDICAL INTL LTD    SPON ADR	    602675100  256	  10,000     SH		SOLE		    10,000
PERFECT WORLD CO LTD	    SPON ADR REP B  71372U104  11,858	  1,132,577  SH		SOLE		    1,132,577
QIHOO 360 TECHNOLOGY CO LTD ADS	            74734M109  123	  7,899      SH		SOLE		    7,899
SOUFUN HLDGS LTD	    ADR	            836034108  22,927	  1,570,343  SH		SOLE		    1,570,343
SINA CORP	            ORD	            G81477104  44,034	  846,809    SH		SOLE		    846,809



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